FINANCIAL AND CAPITAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2025
FINANCIAL AND CAPITAL RISK MANAGEMENT
Schedule of exposure to foreign exchange rate risk

	As of 31 December 2025
	US Dollar	Euro	GBP	CHF	Total

Assets:
Cash and cash equivalents	794,303	13,164	86	1,407	808,960
Financial investments	1,947,659	22,916	—	—	1,970,575
Trade receivables	44,133	10,462	—	—	54,595
Other current assets	33	—	—	—	33

Total assets	2,786,128	46,542	86	1,407	2,834,163

Liabilities:
Trade payables and payables to merchants	(2,718,908)	(28,039)	(52)	(50)	(2,747,049)
Other current liabilities	(194,459)	(112)	—	—	(194,571)

Total liabilities	(2,913,367)	(28,151)	(52)	(50)	(2,941,620)

Net foreign currency position	(127,239)	18,391	34	1,357	(107,457)

	As of 31 December 2024
	US Dollar	Euro	GBP	CHF	Total

Assets:
Cash and cash equivalents	569,700	15,337	58	47	585,142
Financial investments	3,082,805	—	—	—	3,082,805
Trade receivables	226,746	46,613	—	—	273,359
Other current assets	30	—	—	—	30

Total assets	3,879,281	61,950	58	47	3,941,336

Liabilities:
Trade payables and payables to merchants	(1,826,110)	(17,767)	—	(42)	(1,843,919)
Provisions	(32,758)	(312)	—	—	(33,070)

Total liabilities	(1,858,868)	(18,079)	—	(42)	(1,876,989)

Net foreign currency position	2,020,413	43,871	58	5	2,064,347

Schedule of expected credit loss from trade and loan receivables

		Overdue 0-1	Overdue 1-3	Overdue 3-12	Overdue more than
31 December 2025	Not past due	months	months	months	12 months	Total
Trade receivables	5,068,335	204,594	38,013	1,170,688	180,872	6,662,502
Expected credit loss	4,002	219	8,703	528,079	180,872	721,875
Loan receivables	254,822	19,788	22,856	229,802	—	527,268
Expected credit loss	8,111	708	7,118	185,937	—	201,874

		Overdue 0-1	Overdue 1-3	Overdue 3-12	Overdue more than
31 December 2024	Not past due	months	months	months	12 months	Total
Trade receivables	4,430,856	378,547	350,828	377,696	79,660	5,617,587
Expected credit loss	19,016	22,496	61,733	114,505	78,719	296,469
Loan receivables	711,070	121,154	141,695	127,498	—	1,101,417
Expected credit loss	13,817	13,543	46,400	121,971	—	195,731

Schedule of liquidity risk arising from financial liabilities

		Contractual
	Carrying	undiscounted	Up to	3 – 12	1 – 5
2025	value	cash flow	3 months	months	years

Non-derivative financial instruments:
Trade payables and payables to merchants	25,879,493	26,166,334	25,648,274	518,060	—
Lease liabilities	1,829,274	2,844,635	343,991	923,834	1,576,810
Bank borrowings	596,550	596,550	596,550	—	—
Wallet deposits	261,187	261,187	261,187	—	—

	28,566,504	29,868,706	26,850,002	1,441,894	1,576,810

		Contractual
	Carrying	undiscounted	Up to	3 – 12	1 – 5
2024	value	cash flow	3 months	months	years

Non-derivative financial instruments:
Trade payables and payables to merchants	19,599,492	19,949,685	18,432,602	1,517,083	—
Lease liabilities	1,299,459	2,309,756	217,535	605,033	1,487,188
Bank borrowings	2,202,507	2,347,284	2,258,673	88,611	—
Wallet deposits	232,474	232,474	232,474	—	—
Due to related parties	16,939	16,939	16,939	—	—

	23,350,871	24,856,138	21,158,223	2,210,727	1,487,188

Schedule of net debt to equity ratios

	2025	2024

Net debt (Note 24)	(8,881,808)	(5,333,499)
Total equity	2,011,596	4,347,566

Net debt to equity ratio	(442)%	(123)%